Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Supplement Dated July 29, 2026, to the Prospectus and Summary Prospectus Dated April 28, 2026
Important Changes to the Fund

Morningstar, Inc. (“Morningstar”) has announced the acquisition of the Center for Research in Security Prices (“CRSP”) and its CRSP Market Indexes. As a result of these changes, the board of trustees of Vanguard Variable Insurance Funds has approved the renaming of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio (the “Fund”) as shown below.
The Fund’s name change is effective as of July 29, 2026. The Fund’s investment objective, strategies, and polices remain unchanged.

Current Fund Name	New Fund Name
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio	Vanguard Variable Insurance Funds Morningstar Mid-Cap Index Portfolio

Morningstar’s acquisition of CRSP will also result in name changes of the Fund’s target index, as shown below. This change is effective as of July 29, 2026.
Current Target Index Name	New Target Index Name
CRSP US Mid Cap Index	Morningstar US Mid Cap Index

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS 288A 072026

Vanguard Variable Insurance Funds

Supplement Dated July 29, 2026, to the Statements of Additional Information Dated April 28, 2026

Important Changes to Vanguard Variable Insurance Funds Mid-Cap Index Portfolio (the “Fund”)

Morningstar, Inc. (“Morningstar”) has announced the acquisition of the Center for Research in Security Prices (“CRSP”) and its CRSP Market Indexes. As a result of these changes, the board of trustees of Vanguard Variable Insurance Funds has approved the renaming of the Fund, as shown below.

The Fund’s name change is effective as of July 29, 2026. The Fund’s investment objective, strategies, and polices remain unchanged.

Current Fund Name	New Fund Name
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds Morningstar Mid-Cap Index
Mid-Cap Index Portfolio	Portfolio

Morningstar’s acquisition of CRSP will also result in a name change of the Fund’s target index, as shown below. This change is effective as of July 29, 2026.

Current Target Index Name	New Target Index Name
CRSP US Mid-Cap Index	Morningstar US Mid-Cap Index
© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 064F 072026
Vanguard Marketing Corporation, Distributor.